SUBSEQUENT EVENTS - Fortim Wind Complex (Details) - Energization Of Fortim Wind Complex - Fortim Wind Complex - FURNAS $ in Millions	Apr. 20, 2020 USD ($) MW entity item
SUBSEQUENT EVENTS
Number of special purpose companies | entity	5
Number of wind turbines | item	41
Capacity per turbine	3
Increase capacity	123
Corresponding annual revenue from increase of 123 MW installed capacity | $	$ 72